Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 10 - Subsequent Events

Subsequent to September 30, 2014, the Company issued to AKR, AKR Warrant C to purchase up to 8,400,000 shares of the Company’s common stock, in connection with the AKR Note transaction on April 8, 2014 (See Note 4).

Subsequent to September 30, 2014, the Company signed a new master engineering, procurement and construction contract with the China International Water & Electric Company, a subsidiary of China Three Gorges Corporation.

Subsequent to September 30, 2014, the Company received a letter of intent from The Export Import Bank of China to provide up to $270 Million USD in debt for the Fulton project subject to meeting certain credit criteria and completion of further due diligence.

NOTE 12 – SUBSEQUENT EVENTS

On December 19, 2013, the Company signed a convertible note of $37,500 with Asher Enterprises, Inc, however this note did not fund until January 8, 2014. Under the terms of the note, the Company is to repay any principal balance and interest, at 8% per annum at maturity date of December 23, 2014. The convertible promissory note is convertible into shares of the Company’s common stock after six months as disclosed in Note 5.

Subsequent to December 31, 2013, the holder of various convertible notes, converted $32,500 in principal and $1,300 of accrued interest into 22,207,699 shares of common stock. See Note 5 for more information on the conversion features of the notes.

Subsequent to year end, the Company paid the remaining $140,639 in lease payments on its Fulton Project that were past due, so as of April 15, 2014, the Company is out of default and is current on the lease payments for the Fulton Project.

Subsequent to year end, the Company paid off the senior secured convertible note and accrued interest thereon, along with other fees due TCA for total payment of approximately $459,000

Subsequent to year end, the Company received investments totaling $350,000 from an investor in the form of a debenture with warrants.